Income and Expenses - Employee Benefits Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Wages and salaries	€ 160,655	€ 98,568	€ 54,149
Social security costs	17,988	12,394	8,231
Pension costs	761	517	324
Total	€ 179,404	€ 111,479	€ 62,704